Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–161.67%(a)
Alabama–2.39%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,770	$ 5,511,783
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2039	1,245	1,426,372
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,245	1,421,130
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	1,650	1,683,511
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	251,550
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,235	1,447,840
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,725	1,237,463
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	2,700	3,806,649
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	825	949,889
				17,736,187
Alaska–0.45%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,160	3,362,335
Arizona–4.01%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,448,857
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2040	1,500	1,600,395
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,160	1,198,118
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,628,625
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (d)	5.25%	07/01/2032	2,500	2,661,000
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	3,015	3,673,989
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	500	507,675
Series 2010, RB	5.13%	05/15/2040	1,100	1,117,006
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,211,887
Series 2017, Ref. RB	5.00%	11/15/2045	890	949,452
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	225	246,776
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,170	1,191,797
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	640	641,504
Series 2009, RB	7.13%	01/01/2045	610	611,415
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	500	578,255
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,170	2,312,026
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,550	1,824,055
Series 2017 A, RB (f)	5.00%	07/01/2047	2,475	2,894,488
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.25%	07/01/2048	1,190	1,228,496
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,219,901
				29,745,717
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–10.72%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS -AGM)(b)(g)	0.00%	09/01/2020	$ 4,000	$ 3,961,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (d)	5.00%	04/01/2056	2,490	2,962,577
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	800	684,624
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,000	663,520
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,880	3,150,173
Series 2012, GO Bonds	5.00%	04/01/2042	1,900	2,063,248
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,100	2,272,956
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,722,435
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	835	928,303
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (h)(i)	5.50%	08/15/2020	1,000	1,031,650
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,255	1,524,511
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,490	1,765,516
Series 2018 A, RB (f)	5.00%	12/31/2043	2,010	2,355,358
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (f)	4.00%	07/15/2029	670	760,792
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,375	1,493,676
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,600	1,727,248
Series 2012, RB (e)(f)	5.00%	07/01/2037	3,535	3,780,895
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	945,545
Series 2016 A, RB (e)	5.00%	12/01/2041	1,355	1,518,359
Series 2016 A, RB (e)	5.25%	12/01/2056	1,005	1,131,891
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	395	395,699
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(b)(g)	0.00%	01/15/2034	4,125	2,831,936
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,875	3,226,296
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,000	1,157,760
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	720	740,815
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	2,550	2,623,720
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB (d)	5.00%	07/01/2043	3,500	3,835,930
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,010	2,000,854
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	620	727,229
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,300	2,348,254
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,422,354
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)	5.00%	08/01/2036	4,110	4,389,973
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	775	817,501
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,550	1,634,770
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,170	1,448,987
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,360	2,895,791
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	3,360	3,610,622
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	730,231
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,485	1,045,639
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	3,300	3,710,487
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Vernon (City of), CA; Series 2009 A, RB	5.13%	08/01/2021	$ 510	$ 517,655
				79,556,780
Colorado–5.47%
Arkansas River Power Authority; Series 2006, RB (h)	5.88%	10/01/2026	1,235	1,481,111
Colorado (State of) Board of Governors; Series 2012 A, RB (d)	5.00%	03/01/2041	3,850	4,183,718
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	990	1,107,543
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,170	1,399,940
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,675	1,804,612
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	840	992,477
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (h)(i)	5.00%	06/01/2027	585	735,760
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	295,451
Series 2007 A, RB	5.30%	07/01/2037	355	355,422
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	1,008,854
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,400	1,436,372
Series 2010, RB	6.00%	01/15/2034	1,100	1,125,223
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	534,325
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,850	2,026,434
Series 2018 A, Ref. RB (d)(f)	5.25%	12/01/2048	5,260	6,354,922
Series 2018 A-2, RB (g)	0.00%	08/01/2033	1,765	1,162,676
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	740,370
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041	965	1,021,211
University of Colorado;
Series 2013 A, RB (d)	5.00%	06/01/2037	5,845	6,613,618
Series 2013 A, RB (d)	5.00%	06/01/2043	5,465	6,183,648
				40,563,687
Connecticut–0.50%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS- ACA)(b)(f)	6.60%	07/01/2024	2,440	2,448,028
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	1,200	1,256,340
				3,704,368
District of Columbia–3.30%
District of Columbia;
Series 2014 C, GO Bonds (d)	5.00%	06/01/2034	3,445	3,967,434
Series 2014 C, GO Bonds (d)	5.00%	06/01/2035	6,890	7,925,154
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,125	2,189,770
District of Columbia Water & Sewer Authority; Series 2013 A, RB (d)	5.00%	10/01/2044	3,000	3,431,250
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053	6,550	6,996,448
				24,510,056
Florida–8.00%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	1,255	1,362,742
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,006,240
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2012 A, RB (h)(i)	5.00%	10/01/2022	$ 2,270	$ 2,513,775
Series 2013 C, RB (h)(i)	5.25%	10/01/2023	2,450	2,815,123
Series 2015 A, RB (f)	5.00%	10/01/2045	1,395	1,586,255
Series 2017, RB (d)(f)	5.00%	10/01/2047	4,015	4,696,747
Series 2019 A, RB	4.00%	10/01/2043	2,675	3,031,952
Series 2019 B, RB (f)	4.00%	09/01/2049	835	906,843
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	250	272,420
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077) (e)	7.75%	05/15/2035	1,300	1,236,976
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,400	1,570,016
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020	35	35,966
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,405,141
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,650	1,738,720
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2039	2,500	2,800,350
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,080	2,478,154
JEA; Series 2012 Three B, RB (d)	5.00%	10/01/2039	3,100	3,298,555
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,047,340
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(h)(i)	5.00%	10/01/2022	1,000	1,102,970
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,150	1,259,227
Series 2012 B, Ref. RB (INS -AGM)(b)	5.00%	10/01/2035	1,950	2,131,857
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	3,290,218
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	3,865	4,567,232
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,250	1,275,425
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (h)(i)	6.13%	08/01/2020	470	484,998
Series 2010, Ref. RB	6.13%	08/01/2042	170	174,828
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(i)(k)	1.90%	11/01/2021	585	585,012
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	1,315	1,539,300
Overoaks Community Development District; Series 2010 A-2, RB (j)	6.13%	05/01/2035	95	96,084
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (d)	5.00%	10/01/2031	2,565	2,730,699
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	995,324
Reunion East Community Development District;
Series 2005, RB (c)	5.80%	05/01/2036	235	2
Series 2015-2, RB	6.60%	05/01/2036	215	231,755
Sterling Hill Community Development District; Series 2003 A, RB (l)(m)	6.20%	05/01/2035	735	463,290
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,092,700
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,508,153
				59,332,389
Georgia–3.59%
Atlanta (City of), GA; Series 2015, Ref. RB (d)	5.00%	11/01/2040	8,290	9,604,960
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	3,020,932
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	1,680	1,864,178
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (h)(i)	6.00%	09/01/2020	1,000	1,036,210
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	$ 1,150	$ 1,246,646
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2020, Ref. RB	5.00%	07/01/2044	1,675	1,980,939
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,168,250
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 &4); Series 2019, RB	4.00%	01/01/2049	920	987,914
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,000	3,477,240
Main Street Natural Gas, Inc.; Series 2019 C, RB (i)	4.00%	09/01/2026	1,985	2,242,336
				26,629,605
Guam–0.80%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036	625	657,350
Series 2011 A, RB	5.13%	01/01/2042	780	814,109
Guam (Territory of) (Section 30);
Series 2009 A, RB (h)(i)	5.38%	12/01/2019	350	350,000
Series 2009 A, RB (h)(i)	5.63%	12/01/2019	1,850	1,850,000
Guam (Territory of) Power Authority; Series 2010 A, RB (h)(i)	5.50%	10/01/2020	835	864,893
Guam (Territory of) Waterworks Authority; Series 2010, RB (h)(i)	5.63%	07/01/2020	1,400	1,436,624
				5,972,976
Hawaii–1.05%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	2,050	2,088,335
Series 2015 A, RB (f)	5.00%	07/01/2045	1,695	1,927,062
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (h)(i)	5.75%	07/01/2020	1,000	1,026,400
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,500	2,782,025
				7,823,822
Idaho–0.26%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	904,409
Regents of the University of Idaho; Series 2011, Ref. RB (i)	5.25%	04/01/2021	990	1,037,867
				1,942,276
Illinois–18.91%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (h)	5.60%	01/01/2023	715	715,808
Bolingbrook (Village of), IL; Series 2005, RB (j)	6.25%	01/01/2024	1,250	1,232,963
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,185,440
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,336,560
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	380,773
Series 2011 A, RB (h)(i)	5.25%	01/01/2022	1,905	2,063,648
Series 2011, COP	7.13%	05/01/2021	671	670,816
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,675	1,757,628
Series 2012 A, GO Bonds (INS- BAM)(b)	5.00%	01/01/2033	1,290	1,359,634
Series 2012, RB	5.00%	01/01/2042	3,350	3,515,088
Series 2014, RB	5.00%	11/01/2044	875	966,018
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2032	1,175	1,293,910
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,856,380
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,434,880
Series 2017-2, Ref. RB (INS -AGM)(b)	5.00%	11/01/2038	1,000	1,173,980
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/2026	583	440,862
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	$ 2,650	$ 2,945,104
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,250	1,380,687
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (f)	5.00%	01/01/2030	4,500	4,802,850
Series 2013, RB	5.75%	01/01/2038	2,450	2,749,708
Series 2015 C, RB (f)	5.00%	01/01/2046	850	948,796
Series 2015 D, RB	5.00%	01/01/2046	595	672,332
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,966,799
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,620,675
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,939,608
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	864,315
Series 2018 A, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2035	650	771,615
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,082,948
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,755	2,022,409
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(n)	5.25%	12/01/2036	3,795	4,027,026
Series 2014, RB	5.00%	12/01/2044	3,735	4,136,849
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,874
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2030	1,035	1,262,131
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,225	1,284,229
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	2,450	2,695,955
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,368,163
Series 2014, GO Bonds	5.00%	05/01/2035	1,570	1,705,805
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,312,741
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,840,942
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,185	1,320,635
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,080	2,192,923
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	632,151
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (h)(i)	5.00%	03/01/2022	5	5,422
Series 2012, RB	5.00%	03/01/2034	995	1,068,212
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,612,511
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,071,840
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	605	657,066
Series 2019 A, Ref. RB	5.00%	11/01/2040	610	652,182
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,656,437
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	986	921,645
Series 2016, RB	2.00%	05/15/2055	230	6,942
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,001,010
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,817,759
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (h)(i)	6.00%	02/15/2020	1,675	1,691,147
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)	5.50%	08/15/2041	2,370	2,490,420
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	3,630	4,008,536
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS- AGM)(b)(g)	0.00%	12/15/2029	2,750	2,096,737
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (h)(i)	5.50%	06/15/2020	$ 550	$ 562,711
Series 2010, RB	5.50%	06/15/2050	1,715	1,737,569
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,448,138
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,205	1,356,625
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,100	1,236,378
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	3,875	4,230,028
Series 2015 A, RB (d)	5.00%	01/01/2040	11,210	12,865,381
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,155	4,329,039
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,075	3,179,519
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	3,800	4,043,048
Regional Transportation Authority;
Series 2002 A, RB (INS- NATL)(b)	6.00%	07/01/2029	1,155	1,564,309
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,759,827
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	4,195	4,771,519
				140,325,615
Indiana–3.13%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,320	2,477,690
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	548,580
Series 2013 A, RB (f)	5.00%	07/01/2048	575	623,093
Series 2013, RB (f)	5.00%	07/01/2040	3,850	4,196,654
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	637,487
Series 2012 A, RB	5.00%	06/01/2039	2,670	2,788,548
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (h)(i)	5.25%	07/01/2023	1,250	1,431,488
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,235	1,439,195
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,104,160
Series 2013 F, RB (d)	5.00%	02/01/2030	3,240	3,572,845
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,738,650
Whiting (City of), IN (BP Products North America); Series 2019, Ref. RB (f)(i)	5.00%	06/05/2026	1,395	1,654,358
				23,212,748
Iowa–1.18%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027	1,090	1,134,864
Series 2013, Ref. RB (i)	5.25%	12/01/2037	1,265	1,369,540
Series 2019, Ref. RB	3.13%	12/01/2022	585	592,593
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	840	943,488
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042	1,715	1,715,292
Series 2005 C, RB	5.63%	06/01/2046	1,370	1,370,233
Series 2005 E, RB (g)	0.00%	06/01/2046	12,665	1,655,189
				8,781,199
Kansas–0.87%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009, RB (d)(h)	5.75%	11/15/2038	3,500	3,500,000
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,575	1,798,083
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	$ 1,000	$ 1,122,130
				6,420,213
Kentucky–2.29%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(k)	2.50%	02/01/2025	710	723,305
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047	1,115	1,210,400
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,335	1,465,870
Series 2015 A, RB	5.00%	01/01/2045	985	1,077,048
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,466,692
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,142,839
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (h)(i)	6.00%	06/01/2020	1,500	1,535,760
Series 2010 A, RB (h)(i)	6.38%	06/01/2020	1,225	1,256,470
Series 2010 A, RB (h)(i)	6.50%	06/01/2020	3,100	3,181,375
Kentucky (State of) Public Energy Authority; Series 2018 C-1, RB (i)	4.00%	06/01/2025	1,495	1,656,684
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,125,040
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,130,240
				16,971,723
Louisiana–1.32%
Jefferson Sales Tax District; Series 2019 B, RB (INS -AGM)(b)	4.00%	12/01/2039	1,000	1,130,850
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	955	961,828
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,140	1,298,859
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	755	849,987
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043	445	530,978
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	860	878,997
Series 2013 A, Ref. RB	5.25%	05/15/2031	860	901,357
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,635	1,760,192
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,375	1,478,758
				9,791,806
Maryland–0.81%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	385	430,522
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	892,761
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,771,986
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020	1,080	1,104,473
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020	765	780,927
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	994,487
				5,975,156
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–6.03%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB (h)(i)	5.25%	01/01/2020	$ 350	$ 351,109
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (d)	5.50%	07/01/2032	2,500	3,553,450
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,530	2,765,062
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB (d)	5.00%	08/01/2030	3,500	3,722,810
Massachusetts (State of);
Series 2004 A, Ref. GO Bonds (INS -AMBAC)(b)	5.50%	08/01/2030	1,500	2,041,245
Series 2005, Ref. RB (INS -NATL)(b)	5.50%	01/01/2023	1,000	1,129,340
Massachusetts (State of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,233,280
Massachusetts (State of) Department of Transportation; Series 1997 C, RB (INS -NATL)(b)(g)	0.00%	01/01/2022	1,550	1,505,732
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035	4,020	4,032,140
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	150	150,461
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	506,216
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB (h)(i)	5.25%	04/01/2021	500	527,475
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,920,547
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/2030	700	701,764
Massachusetts (State of) Development Finance Agency (Emerson College);
Series 2010 A, RB (h)(i)	5.00%	01/01/2020	250	250,765
Series 2016 A, RB	5.00%	01/01/2047	3,255	3,717,308
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (h)(i)	5.25%	07/01/2021	300	319,320
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	510,345
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	534,355
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/2041	500	526,740
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (h)(i)	5.00%	07/01/2021	3,425	3,632,212
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	509,155
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (h)(i)	6.75%	01/01/2021	500	530,235
Series 2011 I, RB (h)(i)	7.25%	01/01/2021	825	878,922
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (h)(i)	5.50%	07/01/2021	475	507,442
Series 2011 H, RB	5.50%	07/01/2031	25	26,565
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (f)	5.63%	07/01/2028	125	128,863
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	995	1,235,462
Series 2019 C, RB (f)	5.00%	07/01/2044	1,595	1,939,313
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	4.00%	07/01/2044	1,000	1,094,320
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	263,500
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. RB (INS -AGM)(b)	5.25%	08/01/2031	500	682,925
Series 2011 B, RB (h)(i)	5.00%	08/01/2021	200	212,562
Series 2011 C, Ref. RB (d)	5.00%	08/01/2031	2,000	2,127,320
				44,768,260
Michigan–4.18%
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS -AGM)(b)(d)(n)	5.00%	07/01/2043	2,110	2,342,016
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041	2,865	3,378,351
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,133,765
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,675	1,918,193
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	915,233
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	$ 1,245	$ 1,336,844
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2032	2,500	2,873,450
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	711,419
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	721,731
Series 2015, Ref. RB	5.00%	07/01/2035	1,270	1,467,752
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,275	2,542,517
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	3,890	4,566,782
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	600	738,294
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,305	3,323,012
Saginaw (City of), MI Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	2,000	2,038,100
				31,007,459
Minnesota–0.79%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	319,939
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	527,345
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(o)(p)	1.00%	04/01/2037	3,500	3,500,000
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,507,297
				5,854,581
Mississippi–0.21%
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,355	1,577,532
Missouri–1.66%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,620,656
Kansas (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 A, RB (f)	5.00%	03/01/2044	1,005	1,201,950
Series 2019 B, RB (f)	5.00%	03/01/2046	1,675	1,997,521
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	802,305
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	567,722
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.50%	02/01/2042	1,000	1,006,730
Series 2014 A, RB	5.00%	02/01/2044	1,000	1,085,830
Series 2019 A, RB	5.00%	02/01/2034	330	374,966
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,266,333
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	2,356,749
				12,280,762
Nebraska–1.54%
Central Plains Energy Project (No. 3);
Series 2012, RB (q)	5.00%	09/01/2032	3,500	3,791,655
Series 2012, RB (q)	5.25%	09/01/2037	2,485	2,708,600
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,100,470
Omaha (City of), NE Public Power District; Series 2011 B, RB (d)	5.00%	02/01/2036	3,690	3,856,825
				11,457,550
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–11.76%
Colts Neck (Township of), NJ Board of Education; Series 2002, GO Bonds (h)	5.00%	02/01/2021	$ 485	$ 486,402
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS -AGM)(b)(g)	0.00%	02/01/2025	1,845	1,678,046
Series 1998, COP (INS -AGM)(b)(g)	0.00%	02/01/2028	2,850	2,389,269
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS -NATL)(b)	5.50%	10/01/2028	1,000	1,333,690
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (h)(i)	6.25%	11/01/2020	1,000	1,045,330
Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS -AGC)(b)	5.00%	04/01/2021	775	776,806
Garden State Preservation Trust;
Series 2003 B, RB (INS -AGM)(b)(g)	0.00%	11/01/2025	2,000	1,801,580
Series 2005 A, RB (INS -AGM)(b)	5.75%	11/01/2028	1,920	2,405,126
Hudson (County of), NJ Improvement Authority; Series 2010 A, Ref. RB	6.00%	01/01/2040	1,000	1,003,790
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	11,340	11,798,363
Series 2005 N-1, Ref. RB (INS -NATL)(b)(d)(n)	5.50%	09/01/2022	3,775	4,169,790
Series 2005 N-1, Ref. RB (INS -AMBAC)(b)	5.50%	09/01/2026	1,500	1,817,025
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,065,390
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. RB (f)	5.60%	11/01/2034	1,000	1,015,560
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. RB	5.75%	10/01/2021	655	681,403
Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,150,700
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	955	1,107,685
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020	2,650	2,713,017
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.13%	01/01/2034	1,250	1,403,237
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,118,610
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	509,585
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (h)(i)	6.00%	07/01/2021	750	806,947
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (h)(i)	5.63%	07/01/2021	1,000	1,069,430
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	509,870
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB (h)(i)	5.00%	01/01/2020	550	551,639
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (h)	5.25%	07/01/2023	1,000	1,143,300
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2010 1-A, Ref. RB (d)	5.00%	12/01/2025	2,280	2,281,619
Series 2010 1-A, Ref. RB (d)	5.00%	12/01/2026	1,435	1,436,005
Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,110	1,288,743
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB (g)	0.00%	12/15/2039	6,000	3,058,080
Series 2010 A, RB (g)	0.00%	12/15/2030	1,600	1,161,792
Series 2010 A, RB (g)	0.00%	12/15/2031	3,000	2,106,840
Series 2011 A, RB	5.50%	06/15/2041	1,000	1,048,680
Series 2011 B, RB	5.50%	06/15/2031	1,060	1,117,717
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,452,995
Series 2018 A, Ref. RN (d)(n)	5.00%	06/15/2029	1,590	1,860,936
Series 2018 A, Ref. RN (d)(n)	5.00%	06/15/2030	550	640,778
Series 2018 A, Ref. RN (d)(n)	5.00%	06/15/2031	1,005	1,167,388
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,015	1,193,285
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS -AGM)(b)	5.25%	01/01/2027	$ 705	$ 889,879
Series 2013 A, RB (h)(i)	5.00%	07/01/2022	1,900	2,088,822
New Jersey Economic Development Authority; Series 2004 A, RB (INS -BHAC)(b)(d)	5.25%	07/01/2026	7,000	8,458,660
New Jersey Institute of Technology;
Series 2012 A, RB (h)(i)	5.00%	07/01/2022	155	170,196
Series 2012 A, RB	5.00%	07/01/2042	345	373,435
Newark (City of), NJ Housing Authority (South Ward Police Facility); Series 2009 A, RB (h)(i)	6.75%	12/01/2019	600	600,000
Passaic (County of), NJ Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB (h)(i)	5.00%	05/01/2020	500	508,095
Rahway Valley Sewerage Authority; Series 2005 A, RB (INS -NATL)(b)(g)	0.00%	09/01/2032	5,000	3,615,750
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS -AGM)(b)	5.25%	08/15/2032	1,300	1,302,990
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	910	978,032
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,515	2,918,004
				87,270,311
New Mexico–0.50%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (i)	5.20%	06/01/2020	1,000	1,017,710
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,146,221
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	550,350
				3,714,281
New York–15.54%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)(i)	6.25%	01/15/2020	1,370	1,378,316
Series 2009, RB (h)(i)	6.38%	01/15/2020	570	573,540
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,710,515
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	3,320	3,658,574
Metropolitan Transportation Authority;
Series 2010 D, RB (h)(i)	5.25%	11/15/2020	2,500	2,601,650
Series 2013 A, RB	5.00%	11/15/2038	1,850	2,045,323
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,125	2,502,782
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS -NATL)(b)	5.38%	03/01/2028	2,000	2,377,340
Two Hundred Seventh Series 2018, Ref. RB (d)(f)	5.00%	09/15/2028	3,300	4,122,195
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.00%	12/01/2036	2,050	2,148,994
Series 2010, RB	6.00%	12/01/2042	710	741,268
New York (City of), NY;
Series 2019 B-1, GO Bonds	4.00%	10/01/2039	620	708,933
Subseries 2015 F-5, VRD GO Bonds (o)	0.98%	06/01/2044	1,500	1,500,000
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (d)	5.00%	06/15/2045	6,915	7,483,068
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,574,528
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,560,250
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,541,035
Subseries 2011 D-1, RB (d)	5.00%	11/01/2033	4,845	5,184,392
Subseries 2013, RB (d)	5.00%	11/01/2038	5,010	5,647,823
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (d)	4.00%	06/15/2040	2,805	3,195,905
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,808,501
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS -AGC)(b)	5.00%	10/01/2023	$ 180	$ 180,500
Series 2018 E, RB (d)	5.00%	03/15/2045	5,715	6,956,241
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	2,220	2,327,004
Series 2013 A, RB	5.00%	02/15/2037	1,750	1,935,132
Series 2014 C, RB (d)	5.00%	03/15/2040	5,510	6,257,762
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,561,234
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS -NATL)(b)	5.75%	07/01/2027	1,000	1,200,560
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(i)(k)	1.68%	06/01/2020	580	580,070
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2045	1,340	1,499,621
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	1,905	2,180,444
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	5,315	5,872,597
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,870	2,006,660
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,685	1,761,364
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	3,350	4,015,042
Series 2018, RB (f)	4.00%	01/01/2036	1,510	1,643,408
Series 2018, RB (f)	5.00%	01/01/2036	1,660	1,961,622
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,775	1,960,452
Series 2016 A, RB (f)	5.25%	01/01/2050	3,235	3,601,170
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,779,607
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (h)	6.13%	01/01/2021	315	320,831
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	2,645	2,625,136
				115,291,389
North Carolina–2.74%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	645	730,075
Charlotte-Mecklenburg Hospital Authority (The); Series 2007 B, Ref. VRD RB (o)	0.92%	01/15/2038	2,000	2,000,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	9,585	11,120,325
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	3,120	3,452,405
North Carolina (State of) Turnpike Authority; Series 2011, RB (d)	5.00%	07/01/2036	2,870	3,025,324
				20,328,129
North Dakota–0.76%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,000	1,016,480
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	2,452,209
Series 2017 C, RB	5.00%	06/01/2048	1,930	2,171,675
				5,640,364
Ohio–10.30%
Akron (City of), OH (Community Learning Centers); Series 2012, Ref. RB	5.00%	12/01/2033	1,270	1,378,242
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,280,416
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	3,090,868
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,200,044
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,643,493
American Municipal Power, Inc. (Combined Hydroelectric); Series 2009 C, RB	5.00%	02/15/2020	1,000	1,007,570
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	615,411
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Bowling Green (City of), OH (CFP I LLC - Bowling Green State University); Series 2010, RB (h)(i)	5.75%	06/01/2020	$ 1,000	$ 1,022,920
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034	255	255,441
Series 2007 A-2, RB	5.88%	06/01/2047	7,655	7,694,423
Butler (County of), OH (Kettering Health Network Obligated Group); Series 2011, RB	6.38%	04/01/2036	375	398,663
Cincinnati (City of), OH; Series 2011 A, Ref. RB (d)	5.00%	12/01/2036	5,000	5,386,750
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,160,137
Cuyahoga (County of), OH (Medical Mart/Convention Center); Series 2010 F, RB	5.00%	12/01/2027	500	518,625
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,962,698
Franklin (County of), OH (Ohio Presbyterian Retirement Services); Series 2010 A, RB	5.63%	07/01/2026	1,000	1,023,050
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (d)	5.00%	11/15/2036	930	988,841
Series 2011 A, RB	5.00%	11/15/2036	750	797,452
Series 2011 A, RB (d)	5.00%	11/15/2041	1,500	1,589,850
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,530	1,715,880
Hamilton (County of), OH;
Series 2000 B, RB (INS -AMBAC)(b)(g)	0.00%	12/01/2023	2,000	1,884,340
Series 2011 A, Ref. RB	5.00%	12/01/2032	1,000	1,069,170
Hamilton (County of), OH (Cincinnati Childrens Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,255	1,835,651
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,490	1,656,150
Hamilton (County of), OH (Stratford Heights-University of Cincinnati); Series 2010, Ref. RB (INS -AGM)(b)	5.00%	06/01/2030	1,000	1,018,030
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,873,944
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (h)(i)	6.25%	06/01/2021	1,300	1,397,344
Lucas (County of), OH (Lutheran Homes); Series 2010 A, Ref. RB (h)(i)	7.00%	11/01/2020	1,000	1,051,630
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB (h)(i)	5.75%	11/15/2021	1,000	1,088,040
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,675	1,935,479
Lucas (County of), OH (Promedica Healthcare); Series 2011 A, RB (h)(i)	6.00%	11/15/2021	1,000	1,092,640
Miami University; Series 2011, Ref. RB (d)	5.00%	09/01/2031	5,050	5,368,807
Montgomery (County of), OH (Kettering Medical Center); Series 1996, Ref. RB (INS -NATL)(b)	6.25%	04/01/2020	620	629,616
Montgomery (County of), OH (St. Leonard); Series 2010, Ref. RB	6.38%	04/01/2030	1,000	1,012,540
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,510	1,681,279
Norwood (City of), OH (Cornerstone at Norwood); Series 2006, RB	6.20%	12/01/2031	1,340	1,340,938
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	805	914,754
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,500	1,500,000
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(i)	2.60%	10/01/2029	1,000	1,003,130
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	585	631,192
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (h)(i)	5.75%	05/15/2020	635	647,954
Series 2010, RB	5.75%	11/15/2035	1,330	1,355,496
Series 2010, RB	5.75%	11/15/2040	220	224,002
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	778,200
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP -GNMA)(f)	5.85%	09/20/2028	535	540,521
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP -GNMA)(f)	5.25%	09/01/2030	30	30,052
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS -NATL)(b)(g)	0.00%	02/15/2030	1,000	786,070
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB (h)(i)	5.00%	02/15/2020	1,000	1,007,870
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio State University;
Series 2010 D, RB (h)	5.00%	12/01/2030	$ 45	$ 60,315
Series 2010 D, RB	5.00%	12/01/2030	955	1,276,568
Summit (County of), OH Port Authority (University of Akron Student Housing);
Series 2011, RB (h)(i)	5.00%	01/01/2021	315	327,880
Series 2011, RB	5.00%	01/01/2030	185	192,666
Toledo (City of), OH; Series 2010, Ref. GO Bonds (INS -AGM)(b)	5.00%	12/01/2028	1,000	1,036,440
University of Cincinnati;
Series 2010, RB (h)(i)	5.00%	12/01/2020	5	5,186
Series 2010, RB (h)	5.00%	06/01/2034	745	770,866
University of Toledo; Series 2011 B, RB (h)(i)	5.00%	06/01/2021	650	687,772
				76,443,306
Oklahoma–1.55%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042	2,735	3,258,178
Series 2017, RB (d)	5.00%	07/01/2047	2,670	3,158,904
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,180	2,593,306
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052	1,945	1,103,788
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,260	1,381,842
				11,496,018
Oregon–0.18%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (f)	5.00%	07/01/2044	1,105	1,335,149
Pennsylvania–3.47%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,874,480
Delaware River Port Authority; Series 2010 D, RB (h)(i)	5.00%	01/01/2020	2,750	2,758,415
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (h)(i)	5.38%	07/01/2020	1,900	1,946,189
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	554,135
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (j)	4.75%	12/01/2037	990	1,036,698
Series 2018 A-2, RB	5.00%	12/01/2048	1,195	1,442,293
Series 2018 B, RB	5.25%	12/01/2048	1,170	1,421,913
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020	2,250	2,352,736
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020	1,400	1,467,228
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039	2,000	1,998,920
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,100	1,301,432
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	4,940	5,755,050
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	845,395
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	971,547
				25,726,431
Puerto Rico–2.55%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,450	3,511,065
Series 2002, RB	5.63%	05/15/2043	1,490	1,516,373
Series 2005 A, RB (g)	0.00%	05/15/2050	5,915	844,071
Puerto Rico (Commonwealth of); Series 2004 A, GO Bonds (INS -NATL)(b)	5.25%	07/01/2021	490	497,644
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033	$ 735	$ 789,221
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035	645	692,111
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032	770	827,057
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034	1,205	1,358,903
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036	1,000	1,125,660
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024	2,020	2,077,792
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	450	358,506
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,495	1,107,451
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,120	1,346,709
Series 2018 A-1, RB	4.50%	07/01/2034	740	790,993
Series 2018 A-1, RB	4.75%	07/01/2053	505	522,599
Series 2019 A-2, RB	4.33%	07/01/2040	1,505	1,529,441
				18,895,596
South Carolina–1.36%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (h)(i)	5.25%	08/01/2023	1,600	1,828,304
South Carolina (State of) Ports Authority; Series 2015, RB (f)(h)(i)	5.25%	07/01/2025	3,215	3,876,866
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,190	1,338,072
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	3,000	3,056,250
				10,099,492
South Dakota–0.46%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,813,817
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,633,982
				3,447,799
Tennessee–0.69%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,735	2,069,595
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,213,870
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,669,907
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2024	120	135,065
				5,088,437
Texas–15.54%
Austin (City of), TX;
Series 2012, Ref. RB	5.00%	11/15/2042	1,710	1,878,948
Series 2019 B, RB (f)	5.00%	11/15/2044	1,240	1,508,745
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,869,032
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,467,364
Series 2013 A, RB (f)	5.00%	11/01/2030	1,825	1,998,485
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB (o)	0.85%	11/01/2041	3,200	3,200,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (h)(i)	5.00%	12/01/2019	1,000	1,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX;
Series 2011 D, RB (d)	5.00%	11/15/2031	$ 1,865	$ 2,006,069
Series 2011 D, RB (d)	5.00%	11/15/2033	900	968,076
Series 2011 D, RB (d)	5.00%	11/15/2036	995	1,070,262
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	850	867,859
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	2,225	2,415,950
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,330	1,439,486
Lower Colorado River Authority;
Series 2012 A, Ref. RB (h)(i)	5.00%	05/15/2022	5	5,454
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,533,708
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,469,930
Series 2018, Ref. RB	5.00%	05/15/2043	1,960	2,363,838
Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,498,600
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB (o)	1.00%	11/01/2038	2,800	2,800,000
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	625,867
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,131,492
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	1,292,070
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,037,960
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	2,010	2,220,889
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,115	1,207,500
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS -AGC)(b)(j)	6.20%	01/01/2042	1,000	1,216,990
Series 2011 A, RB (d)	5.50%	09/01/2036	2,895	3,110,764
Series 2015 B, Ref. RB (d)(n)	5.00%	01/01/2040	9,860	10,817,800
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,795	3,125,062
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047	3,455	4,020,307
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,915	2,087,637
Series 2016, Ref. RB	5.00%	05/15/2045	2,040	2,200,018
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (c)	5.63%	12/31/2049	1,000	700,000
Series 2007, RB (c)	5.75%	12/31/2049	550	385,000
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	355	355,564
Series 2017A, RB	6.38%	02/15/2048	1,940	2,150,121
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,963,614
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	1,986,726
Series 2019, RB (g)	0.00%	08/01/2043	3,000	1,090,170
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	4,130	4,459,946
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	3,475	1,814,749
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,175	585,409
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,335	6,033,031
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,395	1,585,836
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,985	5,801,543
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	$ 1,500	$ 1,636,710
Series 2012, RB	5.00%	12/15/2028	1,475	1,605,877
Series 2012, RB	5.00%	12/15/2030	1,500	1,627,095
Series 2012, RB	5.00%	12/15/2031	4,475	4,849,110
Series 2012, RB	5.00%	12/15/2032	1,000	1,081,980
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,140	1,269,116
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	1,550	1,556,944
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,475	1,725,765
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	562,037
				115,282,505
Utah–1.39%
Salt Lake (City of), UT;
Series 2017 A, RB (d)(f)	5.00%	07/01/2047	2,705	3,155,355
Series 2018 A, RB (f)	5.00%	07/01/2048	1,305	1,544,506
Series 2018 A, RB (f)	5.25%	07/01/2048	1,735	2,093,989
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047	3,300	3,509,022
				10,302,872
Virgin Islands–0.61%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	725	726,842
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,500	1,502,820
Series 2010 A, RB	5.00%	10/01/2025	425	427,690
Series 2010 A, RB	5.00%	10/01/2029	1,850	1,858,103
				4,515,455
Virginia–1.96%
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,320	1,465,385
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	2,355	2,504,990
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	795	878,515
Series 2012, RB (f)	5.50%	01/01/2042	2,950	3,204,998
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	3,320	3,541,975
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056	2,600	2,961,296
				14,557,159
Washington–4.01%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS -NATL)(b)(g)	0.00%	02/01/2024	5,000	4,644,400
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2026	1,525	1,621,105
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,320	1,497,170
Seattle (Port of), WA; Series 2019, RB (f)	5.00%	04/01/2044	1,490	1,785,512
Washington (State of); Series 2019 A, GO Bonds (d)	5.00%	08/01/2042	1,875	2,296,369
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds (d)	5.00%	06/01/2033	1,500	1,587,165
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,175	1,414,994
Series 2018, RB (d)	5.00%	07/01/2048	4,190	5,008,810
Series 2018, RB	5.00%	07/01/2048	840	989,923
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (e)	11.55%	08/01/2044	$ 1,210	$ 1,856,999
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,325	2,425,975
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021	1,025	1,100,256
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,329,213
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	1,100	1,118,469
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,078,060
				29,754,420
West Virginia–0.12%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020	475	277,875
Series 2008, RB (c)	6.25%	10/01/2023	1,100	643,500
				921,375
Wisconsin–2.37%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	915	1,090,030
Series 2017, RB (e)	6.75%	12/01/2042	2,135	2,525,342
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046	3,735	4,269,591
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	625	641,550
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	450	451,400
Series 2007 B, RB (f)	5.75%	11/01/2037	410	411,267
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,375	2,617,915
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	650	676,721
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,960,236
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,955,144
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	980,726
				17,579,922
Wyoming–0.35%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(b)(d)	5.00%	01/01/2047	2,205	2,568,979
TOTAL INVESTMENTS IN SECURITIES(r)–161.67% (Cost $1,122,615,584)					1,199,564,191
FLOATING RATE NOTE OBLIGATIONS–(26.48)%
Notes with interest and fee rates ranging from 1.82% to 2.27% at 11/30/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(s)					(196,480,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.42)%					(262,792,373)
OTHER ASSETS LESS LIABILITIES–0.23%					1,712,685
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$742,004,503
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $3,243,840, which represented less than 1% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $37,321,571, which represented 5.03% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,624,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Security subject to crossover refunding.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $305,228,121 are held by TOB Trusts and serve as collateral for the $196,480,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,199,100,901	$463,290	$1,199,564,191
Investments Matured	—	—	196,400	196,400
Total Investments	$—	$1,199,100,901	$659,690	$1,199,760,591
Invesco Municipal Trust